SHARE-BASED COMPENSATION (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended
	Sep. 29, 2012	Oct. 01, 2011
Restricted stock
SHARE-BASED COMPENSATION
Vesting period	3 years
Shares
Nonvested stock at the beginning of the period (in shares)	1,570,101
Granted (in shares)	706,100
Vested (in shares)	(322,142)
Cancelled (in shares)	(252,425)
Nonvested stock at the end of the period (in shares)	1,701,634
Expected to vest at the end of the period (in shares)	697,107
Weighted Average Grant Date Fair Value
Nonvested stock at the beginning of the period (in dollars per share)	$ 6.23
Granted (in dollars per share)	$ 11.91
Vested (in dollars per share)	$ 6.54
Cancelled (in dollars per share)	$ 6.68
Nonvested stock at the end of the period (in dollars per share)	$ 8.46
Expected to vest at the end of the period (in dollars per share)	$ 8.97
Additional disclosures
Total unrecognized compensation cost related to nonvested stock awards granted under restricted stock plans	$ 3.7
Weighted average recognition period of unrecognized stock-based compensation expense	2 years 4 months 24 days
Fair value of shares vested under restricted stock plans	$ 2.3	$ 1.9
Performance share units
SHARE-BASED COMPENSATION
Performance period	2 years
Service period	3 years
Valuation Assumptions:
Historic volatility (as a percent)	76.40%
Expected term	2 years 10 months 10 days
Risk-free rate (as a percent)	0.41%
Expected annual forfeiture (as a percent)	13.50%
Shares
Granted (in shares)	535,000
Weighted Average Grant Date Fair Value
Nonvested stock at the end of the period (in dollars per share)	$ 12.18
Performance share units | Minimum
SHARE-BASED COMPENSATION
Number of shares to be earned as a percentage of target amount	0.00%
Modifier applied to adjust the total units earned (as a percent)	50.00%
Performance share units | Maximum
SHARE-BASED COMPENSATION
Number of shares to be earned as a percentage of target amount	150.00%
Modifier applied to adjust the total units earned (as a percent)	150.00%